Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 - PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net as of September 30, 2024 and 2023 consisted of the following:

	2024	2023
Buildings	$3,029,053	$2,913,471
Machinery and equipment	10,139,959	9,631,702
Transportation vehicles	1,116,564	1,013,593
Office equipment	636,193	611,129
Construction in progress (“CIP”)	2,917,883	-
Total property plant and equipment, at cost	17,839,652	14,169,895
Less: accumulated depreciation	(9,792,037)	(8,814,898)
Property, plant and equipment, net	$8,047,615	$5,354,997

Depreciation expense was $685,674, $657,107 and $792,888 for the years ended September 30, 2024, 2023 and 2022, respectively.

During fiscal year ended September 30, 2024, no fixed asset was sold. During fiscal year ended September 30, 2023, the Company sold fixed assets with a net carrying value of $1,410, and recorded gain on sale of fixed assets of $2,557.

As of September 30, 2024 and 2023, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.